Condensed financial information of the parent company (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash	$ 317,323	$ 195,502
Total Assets	98,362,506	126,195,222
Accrued expenses and other current liabilities	303,433	1,160,540
Total liabilities	1,450,089	22,632,988
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	14,990	526,217
(Accumulated deficits) retained earnings	(16,741,427)	(3,211,885)
Accumulated other comprehensive loss	(3,944,110)	(8,771,028)
Total shareholders' equity	96,912,417	103,562,234	$ 63,782,326	$ 62,678,952
Total Liabilities and Shareholders' Equity	98,362,506	126,195,222
Parent Company [Member]
Cash	463	32,589
Other current assets	128,998	0
Investment in subsidiaries	97,308,651	103,950,542
Total Assets	97,438,112	103,983,131
Due to related parties	300,177	300,177
Accrued expenses and other current liabilities	225,518	120,720
Total liabilities	525,695	420,897
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	14,990	526,217
(Accumulated deficits) retained earnings	(16,741,427)	(3,211,885)
Accumulated other comprehensive loss	(3,944,110)	(8,771,028)
Total shareholders' equity	96,912,417	103,562,234
Total Liabilities and Shareholders' Equity	97,438,112	103,983,131
Class A Common Share [Member]
Class A ordinary share, no par value, unlimited number of shares authorized; 2,285,826 and 668,755 shares issued and outstanding as of September 30, 2023 and 2022, respectively	104,486,710	101,922,676
Class B Common Share [Member]
Class A ordinary share, no par value, unlimited number of shares authorized; 2,285,826 and 668,755 shares issued and outstanding as of September 30, 2023 and 2022, respectively	$ 4,231,055	$ 4,231,055